UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                October 31, 2007
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		69
Form 13F Information Table Value Total:		$110,085

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      563     6020 SH	     SOLE	              6020        0      0
ALLIED WASTE INDUSTRIES	       COM		019589308      598    46900 SH	     SOLE                    46900        0      0
AMERICAN INTL GROUP INC	       COM		026874107     1831    27073 SH	     SOLE		     27073        0      0
AMGEN INC COM		       COM		031162100      206     3642 SH	     SOLE		      3642        0      0
AT & T INC		       COM		00206R102     1074    25390 SH	     SOLE		     25390        0      0
AUTO DATA PROCESSING	       COM		053015103     1319    28720 SH	     SOLE		     28720        0      0
BANK AMERICA CORP	       COM		060505104     5655   112488 SH 	     SOLE		    112488        0      0
BANK OF NY MELLON CORP	       COM		064058100     1379    31238 SH	     SOLE		     31238        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202     1804   110674 SH	     SOLE		    110674        0      0
BEST BUY INC		       COM		086516101     1525    33136 SH	     SOLE		     33136        0      0
BP AMOCO PLC		       COM		055622104     2437    35141 SH	     SOLE		     35141        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1781    61787 SH	     SOLE		     61787        0      0
C V S CORP DEL		       COM		126650100     2480    62580 SH	     SOLE		     62580        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1842    29465 SH	     SOLE		     29465        0      0
CHEVRONTEXACO CORP	       COM		166764100     3316    35434 SH	     SOLE		     35434        0      0
CHUBB CORPORATION	       COM		171232101     2105    39246 SH	     SOLE		     39246        0      0
CISCO SYSTEMS INC	       COM		17275R102     3963   119610 SH       SOLE		    119610        0      0
CITIGROUP		       COM		172967101     1716    36764 SH	     SOLE		     36764        0      0
CITRIX SYSTEMS INC	       COM		177376100     1550    38450 SH	     SOLE		     38450        0      0
COMMUNITY BK OF ORANGE	       COM		203570106	28    10200 SH	     SOLE		     10200        0      0
CONOCOPHILLIPS 		       COM		20825c104     1083    12342 SH	     SOLE		     12342	  0	 0
COVIDIEN LTD		       COM		G2552X108      268     6446 SH	     SOLE		      6446	  0	 0
E M C CORP MASS		       COM		268648102      703    33795 SH	     SOLE		     33795        0      0
ELECTRONIC DATA SYS CORP       COM		286661104      620    28375 SH	     SOLE		     28375        0      0
EMERSON ELECTRIC CO	       COM		291011104     2486    46705 SH	     SOLE		     46705        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4344    46930 SH	     SOLE		     46930        0      0
FEDERAL NATL MTG ASSN	       COM		313586109     1836    30185 SH	     SOLE		     30185        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     3863    93301 SH	     SOLE		     93301        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     2368    10925 SH	     SOLE		     10925        0      0
HALLIBURTON COMPANY	       COM		406216101     2788    72600 SH	     SOLE		     72600        0      0
HOME DEPOT INC		       COM		437076102     2185    67352 SH	     SOLE		     67352        0      0
INTEL CORP		       COM		458140100     3019   116732 SH       SOLE		    116732        0      0
INTL BUSINESS MACHINES	       COM		459200101      822     6978 SH	     SOLE		      6978        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      864    16350 SH	     SOLE		     16350        0      0
INTL GAME TECHNOLOGY	       COM		459902102      220     5100 SH	     SOLE		      5100	  0	 0
JOHNSON & JOHNSON	       COM		478160104     4041    61510 SH	     SOLE		     61510        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1906    41603 SH	     SOLE		     41603        0      0
KRAFT FOODS INC		       COM		50075N104      764    22131 SH	     SOLE		     22131        0      0
LOWES COMPANIES INC	       COM		548661107      303    10810 SH	     SOLE		     10810        0      0
MCDONALDS CORPORATION	       COM		580135101      367     6742 SH	     SOLE		      6742        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1037    11471 SH	     SOLE		     11471        0      0
METLIFE INC		       COM		59156R108     1467    21032 SH	     SOLE	             21032        0      0
MICROSOFT CORP		       COM		594918104     3015   102346 SH       SOLE		    102346        0      0
NABORS INDS INC		       COM		G6359F103     1734    56350 SH	     SOLE		     56350        0      0
NEOPROBE CORP		       COM		640518106        3    10000 SH	     SOLE		     10000	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      452     5800 SH	     SOLE                     5800        0      0
ORACLE CORPORATION	       COM		68389X105     3567   164755 SH       SOLE		    164755        0      0
PEPSICO INCORPORATED	       COM		713448108     2765    37745 SH	     SOLE		     37745        0      0
PFIZER INCORPORATED	       COM		717081103     2306    94373 SH	     SOLE		     94373        0      0
PNC FINANCIAL SERVICES	       COM		693475105      592     8700 SH	     SOLE		      8700        0      0
PRECISION CASTPARTS CORP       COM		740189105      888     6000 SH	     SOLE		      6000        0      0
PROCTER & GAMBLE CO	       COM		742718109     2601    36981 SH	     SOLE		     36981        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1051    80131 SH	     SOLE	                 0        0  80131
SARA LEE CORP		       COM		803111103      744    44550 SH	     SOLE		     44550        0      0
SCHLUMBERGER LTD	       COM 		806857108      432     4110 SH	     SOLE		      4110
SOVEREIGN BANCORP INC	       COM		845905108      687    40331 SH	     SOLE		     40331        0      0
SUPERVALU INC		       COM		868536103     1135    29104 SH	     SOLE 		     29104        0      0
SYSCO CORPORATION	       COM		871829107     1023    28745 SH	     SOLE		     28745        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1643    76050 SH	     SOLE		     76050        0      0
THERMO ELECTRON CORP	       COM		883556102     3072    53215 SH	     SOLE		     53215        0      0
TIME WARNER INC		       COM		00184A105      759    41342 SH	     SOLE		     41342        0      0
TYCO ELECTRONICS LTD	       COM		G9144p105      224     6321 SH	     SOLE		      6321	  0	 0
TYCO INTL LTD NEW	       COM		902124106      383     8642 SH	     SOLE		      8642        0      0
UNITED PARCEL SERVICE B	       COM		911312106      379     5051 SH	     SOLE		      5051        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2507    56610 SH	     SOLE		     56610        0      0
WAL-MART STORES INC	       COM		931142103     1752    40130 SH	     SOLE		     40130        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102       .6    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1536    47400 SH	     SOLE		     47400        0      0
WELLS FARGO  & CO NEW	       COM		949746101      308     8646 SH	     SOLE		      8646        0      0